SUPPLEMENT TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF
WELLS FARGO GLOBAL AND INTERNATIONAL EQUITY FUNDS
For the Wells Fargo Global Small Cap Fund
Wells Fargo Special International Small Cap Fund
(each a “Fund”, together the “Funds”)

I. Global Small Cap Fund Effective April 15, 2020, Stephen Giggie, CFA and Brian Martin, CFA are added as portfolio managers to the Fund.

In the Fund’s prospectus section entitled “Fund Summary – Fund Management”, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

Stephen Giggie, CFA, Portfolio Manager/2020
Oleg Makhorine, Portfolio Manager/2012
Brian Martin, CFA, Portfolio Manager/2020
James M. Tringas, CFA, Portfolio Manager/2008
Bryant VanCronkhite, CFA, CPA, Portfolio Manager/2013

II. Special International Small Cap Fund Effective April 15, 2020, Stephen Giggie, CFA is added as a portfolio manager to the Fund.

In the Fund’s prospectus section entitled “Fund Summary – Fund Management”, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Stephen Giggie, CFA, Portfolio Manager / 2020 Oleg Makhorine, Portfolio Manager / 2019 James M. Tringas, CFA, Portfolio Manager / 2019 Bryant VanCronkhite, CFA, CPA, Portfolio Manager / 2019

III. Prospectus In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Stephen Giggie, CFA Global Small Cap Fund Special International Small Cap Fund	Mr. Giggie joined Wells Capital Management or one of its predecessor firms in 2007, where he currently serves as a Portfolio Manager with the Special Global Equity team.
Brian Martin, CFA Global Small Cap Fund	Mr. Martin joined Wells Capital Management or one of its predecessor firms in 2004, where he currently serves as a Portfolio Manager for the Special Global Equity team.

IV: Statement of Additional Information In the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Stephen Giggie, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles

Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
Other Accounts
Number of Accounts	0
Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Giggie became a portfolio manager of each Fund on April 15, 2020. The information presented in this table is as of March 31, 2019, at which time Mr. Giggie was not a portfolio manager of either Fund.

Brian Martin, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Martin became a portfolio manager of the Fund on April 15, 2020. The information presented in this table is as of March 31, 2019, at which time Mr. Martin was not a portfolio manager of the Fund.

Stephen Giggie, CFA[1]	Global Small Cap Fund Special International Small Cap Fund	$1 - $10,000 $10,001 - $50,000
Brian Martin, CFA[2]	Global Small Cap Fund	$0
1.	Mr. Giggie became a portfolio manager of each Fund on April 15, 2020. The information presented in this table is as of March 31, 2019, at which time Mr. Giggie was not a portfolio manager of either Fund.
2.	Mr. Martin became a portfolio manager of the Fund on April 15, 2020. The information presented in this table is as of March 31, 2019, at which time Mr. Martin was not a portfolio manager of the Fund.

April 15, 2020	IEAM040/P303SP